Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Aug. 31, 2023	Nov. 30, 2022
Cost, beginning balance	$ 7,463,200	$ 7,463,200
Impairment of asset		0
Cost, ending balance	7,463,200	7,463,200
Accumulated amortization, beginning balance	6,675,149	6,469,091
Depreciation	121,919	206,058
Accumulated amortization, ending balance	6,797,068	6,675,149
Net book value	666,132	788,050
Computer Equipment
Cost, beginning balance	631,334	631,334
Impairment of asset		0
Cost, ending balance	631,334	631,334
Accumulated amortization, beginning balance	584,962	565,088
Depreciation	10,451	19,874
Accumulated amortization, ending balance	595,413	584,962
Net book value	35,921	46,372
Computer Software
Cost, beginning balance	156,059	156,059
Impairment of asset		0
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	155,424	154,500
Depreciation	311	924
Accumulated amortization, ending balance	155,735	155,424
Net book value	324	635
Furniture and Fixtures
Cost, beginning balance	172,498	172,498
Impairment of asset		0
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	155,292	150,991
Depreciation	14,955	4,301
Accumulated amortization, ending balance	170,247	155,292
Net book value	2,251	17,206
Laboratory Equipment
Cost, beginning balance	5,061,857	5,061,857
Impairment of asset		0
Cost, ending balance	5,061,857	5,061,857
Accumulated amortization, beginning balance	4,338,019	4,157,060
Depreciation	96,202	180,959
Accumulated amortization, ending balance	4,434,221	4,338,019
Net book value	627,636	723,838
Leasehold Improvements
Cost, beginning balance	1,441,452	1,441,452
Impairment of asset		0
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,441,452	1,441,452
Depreciation	0	0
Accumulated amortization, ending balance	1,441,452	1,441,452
Net book value	$ 0	$ 0